Taxation - Summary of tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	£ (652)	£ (564)	£ (453)
Prior years	77	30	31
Total current tax charge	(575)	(534)	(422)
Deferred tax	68	53	96
Tax expense	£ (507)	£ (481)	£ (326)